Fees Summary	Apr. 15, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	282,579.02
Total Transaction Valuation	2,046,191,301.00
Total Offset Amount	282,579.02
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A